The Company and basis of presentation - reclassification (Details) € in Thousands	Dec. 31, 2025 EUR (€)
Current income tax receivables previously included in other current assets
The Company and basis of presentation
Amount of reclassifications	€ 126,197
Non-current income tax receivables previously included in other non-current assets
The Company and basis of presentation
Amount of reclassifications	92,051
Current provisions previously included in current provisions and other current liabilities
The Company and basis of presentation
Amount of reclassifications	431,370
Non-current provisions previously included in non-current provisions and other non-current liabilities
The Company and basis of presentation
Amount of reclassifications	173,351
Other current assets previously included in assets held for sale
The Company and basis of presentation
Amount of reclassifications	€ 3,595